Consolidated balance sheet (Narrative)	12 Months Ended
Dec. 31, 2018
Balance sheet
Disclosure of authorisation of financial statements	The Board of Directors approved the financial statements on pages 256 to 358 on 20 February 2019. John McFarlane Group Chairman James E Staley Group Chief Executive Tushar Morzaria Group Finance Director